Company Overview (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Feb. 28, 2019	Mar. 31, 2020	Dec. 31, 2019
Nature of Operations [Line Items]
Face amount of the debt				$ 95.0
Smelter royalty agreement, amount	$ 30.0		$ 30.0
Smelter royalty agreement, percent	1.50%		1.50%
Amount receivable from incremental private investment	$ 20.0		$ 20.0
Forward purchase agreement
Nature of Operations [Line Items]
Amount receivable from sale of MUDS units and shares	25.0		25.0
Backstop agreement
Nature of Operations [Line Items]
Amount receivable from sale of MUDS units and shares	65.0		65.0
Sprott Credit Agreement
Nature of Operations [Line Items]
Face amount of the debt	110.0		110.0
Amount expected to be drawn at closing	70.0		70.0
Assumed New Subordinated Notes
Nature of Operations [Line Items]
Face amount of the debt	80.0		80.0
1.25 Lien Notes
Nature of Operations [Line Items]
Face amount of the debt	18.0		18.0	18.0
Proceeds from issuance of notes	97.0	$ 18.0	33.4	$ 77.2
Minimum
Nature of Operations [Line Items]
Unrestricted and available cash on hand at closing	$ 50.0		$ 50.0
Gold and Silver | Operating revenues | Product concentration
Nature of Operations [Line Items]
Concentration percentage			100.00%	100.00%